Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Allocation Fund – Conservative
Supplement dated April 3, 2024
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Conservative (the “Fund”), has approved, certain changes to the Fund that, among other things, will provide it with the flexibility to invest in underlying funds that are not sponsored by the Adviser (the “Repositioning”). The Repositioning will be effective on or about June 7, 2024. At that time, the Fund’s prospectuses will be updated accordingly as follows:
2.
Principal Investment Strategy Change. In connection with the Repositioning, the Fund’s principal investment strategies will change to note that the Fund primarily invests its assets in Janus Henderson underlying funds under normal market conditions, but that it may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser. The Fund’s principal investment strategies will also be updated to reflect that portfolio management will employ a proprietary investment process that combines strategic asset allocation and dynamic asset allocation in managing the Fund.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
The Fund invests in a diversified portfolio of underlying funds and will normally allocate 50%‑65% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, 30%‑50% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, and to the extent alternative investment strategies are available, 0%‑20% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. Because it invests in other funds, the Fund is considered a “fund of funds.”
Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non‑U.S. investments. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes. Normally, the strategic asset allocation process is applied on an annual basis to construct the universe of underlying funds and their weightings. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds. Normally, the dynamic asset allocation process is applied on a quarterly basis.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
3.	Principal Investment Risk Changes. In connection with the Repositioning, the Fund’s principal investment risks will change as follows.
a.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors replace the corresponding risk factors:
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among certain Janus Henderson underlying funds both because the fees payable to it by the Janus Henderson underlying funds differ and because the Adviser is also responsible for managing the Janus Henderson underlying funds. In addition, the Adviser’s authority to allocate investments among the Janus Henderson underlying funds and underlying funds that are not sponsored by the Adviser creates conflicts of interest.
For example, investing in Janus Henderson underlying funds could cause the Fund to incur higher fees and may cause the Adviser to receive greater compensation, increase assets under management, or support particular investment strategies. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon portfolio management’s allocation of assets among the underlying funds and other securities using Janus Henderson’s proprietary strategic asset allocation and dynamic asset allocation methodologies. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.
b.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
Investment Process Risk. No assurance can be given that the Fund’s investment strategy will be successful under all or any market conditions. Although the proprietary strategic asset allocation and dynamic asset allocation methodologies are designed to achieve the Fund’s investment objective, there is no guarantee that they will achieve the desired results, and there is a risk that they may not be successful in identifying how the Fund’s allocations and security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. The risk of loss may be heightened during periods of significant market volatility if these methodologies are not designed to address the specific market conditions present at that time.
c.
Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the corresponding risk factor:

Portfolio Management Risk. Certain of the underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies and/or research process employed for those underlying funds may fail to produce the intended results. Accordingly, such underlying funds may underperform their respective benchmark indexes or other mutual funds with similar investment objectives.
d.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Passive Investment Risk. Certain of the underlying funds are not actively managed and therefore an underlying fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying fund’s specific benchmark index or the selling of shares is otherwise required upon a rebalancing of the specific benchmark index. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying fund’s return to be lower than if it had employed an active strategy.
e.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are removed:
Investment Process Risk
REIT Risk
Commodity-Linked Investments Risk
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Allocation Fund – Moderate
Supplement dated April 3, 2024
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Moderate (the “Fund”), has approved, certain changes to the Fund that, among other things, will provide it with the flexibility to invest in underlying funds that are not sponsored by the Adviser (the “Repositioning”). The Repositioning will be effective on or about June 7, 2024. At that time, the Fund’s prospectuses will be updated accordingly as follows:
2.
Principal Investment Strategy Change. In connection with the Repositioning, the Fund’s principal investment strategies will change to note that the Fund primarily invests its assets in Janus Henderson underlying funds under normal market conditions, but that it may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser. The Fund’s principal investment strategies will also be updated to reflect that portfolio management will employ a proprietary investment process that combines strategic asset allocation and dynamic asset allocation in managing the Fund.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
The Fund invests in a diversified portfolio of underlying funds and will normally allocate 45%‑65% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 30%‑45% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and to the extent alternative investment strategies are available, 0%‑20% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. Because it invests in other funds, the Fund is considered a “fund of funds.”
Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non‑U.S. investments. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes. Normally, the strategic asset allocation process is applied on an annual basis to construct the universe of underlying funds and their weightings. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds. Normally, the dynamic asset allocation process is applied on a quarterly basis.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
3.	Principal Investment Risk Changes. In connection with the Repositioning, the Fund’s principal investment risks will change as follows.
a.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors replace the corresponding risk factors:
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among certain Janus Henderson underlying funds both because the fees payable to it by the Janus Henderson underlying funds differ and because the Adviser is also responsible for managing the Janus Henderson underlying funds. In addition, the Adviser’s authority to allocate investments among the Janus Henderson underlying funds and underlying funds that are not sponsored by the Adviser creates conflicts of interest. For example, investing in Janus Henderson underlying funds could cause the Fund to incur higher fees and may cause the
Adviser to receive greater compensation, increase assets under management, or support particular investment strategies. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon portfolio management’s allocation of assets among the underlying funds and other securities using Janus Henderson’s proprietary strategic asset allocation and dynamic asset allocation methodologies. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.
b.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
Investment Process Risk. No assurance can be given that the Fund’s investment strategy will be successful under all or any market conditions. Although the proprietary strategic asset allocation and dynamic asset allocation methodologies are designed to achieve the Fund’s investment objective, there is no guarantee that they will achieve the desired results, and there is a risk that they may not be successful in identifying how the Fund’s allocations and security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. The risk of loss may be heightened during periods of significant market volatility if these methodologies are not designed to address the specific market conditions present at that time.
c.
Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the corresponding risk factor:

Portfolio Management Risk. Certain of the underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies and/or research process employed for those underlying funds may fail to produce the intended results. Accordingly, such underlying funds may underperform their respective benchmark indexes or other mutual funds with similar investment objectives.
d.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Passive Investment Risk. Certain of the underlying funds are not actively managed and therefore an underlying fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying fund’s specific benchmark index or the selling of shares is otherwise required upon a rebalancing of the specific benchmark index. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying fund’s return to be lower than if it had employed an active strategy.
e.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are removed:
Investment Process Risk
REIT Risk
Commodity-Linked Investments Risk
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Global Allocation Fund – Growth
Supplement dated April 3, 2024
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Growth (the “Fund”), has approved, certain changes to the Fund that, among other things, will provide it with the flexibility to invest in underlying funds that are not sponsored by the Adviser (the “Repositioning”). The Repositioning will be effective on or about June 7, 2024. At that time, the Fund’s prospectuses will be updated accordingly as follows:
2.
Principal Investment Strategy Change. In connection with the Repositioning, the Fund’s principal investment strategies will change to note that the Fund primarily invests its assets in Janus Henderson underlying funds under normal market conditions, but that it may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser. The Fund’s principal investment strategies will also be updated to reflect that portfolio management will employ a proprietary investment process that combines strategic asset allocation and dynamic asset allocation in managing the Fund.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
The Fund invests in a diversified portfolio of underlying funds and will normally allocate 70%‑85% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 10%‑25% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and to the extent alternative investment strategies are available, 0%‑20% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. Because it invests in other funds, the Fund is considered a “fund of funds.”
Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non‑U.S. investments. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes. Normally, the strategic asset allocation process is applied on an annual basis to construct the universe of underlying funds and their weightings. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds. Normally, the dynamic asset allocation process is applied on a quarterly basis.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
3.	Principal Investment Risk Changes. In connection with the Repositioning, the Fund’s principal investment risks will change as follows.
a.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors replace the corresponding risk factors:
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among certain Janus Henderson underlying funds both because the fees payable to it by the Janus Henderson underlying funds differ and because the Adviser is also responsible for managing the Janus Henderson underlying funds. In addition, the Adviser’s authority to allocate investments among the Janus Henderson underlying funds and underlying funds that are not sponsored by the Adviser creates conflicts of interest. For example, investing in Janus Henderson underlying funds could cause the Fund to incur higher fees and may cause the
Adviser to receive greater compensation, increase assets under management, or support particular investment strategies. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon portfolio management’s allocation of assets among the underlying funds and other securities using Janus Henderson’s proprietary strategic asset allocation and dynamic asset allocation methodologies. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.
b.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
Investment Process Risk. No assurance can be given that the Fund’s investment strategy will be successful under all or any market conditions. Although the proprietary strategic asset allocation and dynamic asset allocation methodologies are designed to achieve the Fund’s investment objective, there is no guarantee that they will achieve the desired results, and there is a risk that they may not be successful in identifying how the Fund’s allocations and security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. The risk of loss may be heightened during periods of significant market volatility if these methodologies are not designed to address the specific market conditions present at that time.
c.
Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the corresponding risk factor:

Portfolio Management Risk. Certain of the underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies and/or research process employed for those underlying funds may fail to produce the intended results. Accordingly, such underlying funds may underperform their respective benchmark indexes or other mutual funds with similar investment objectives.
d.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Passive Investment Risk. Certain of the underlying funds are not actively managed and therefore an underlying fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying fund’s specific benchmark index or the selling of shares is otherwise required upon a rebalancing of the specific benchmark index. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying fund’s return to be lower than if it had employed an active strategy.
e.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are removed:
Investment Process Risk
REIT Risk
Commodity-Linked Investments Risk
Please retain this Supplement with your records.

Class A, C, S, I, T, D Shares | Janus Henderson Global Allocation Fund - Conservative
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Allocation Fund – Conservative
Supplement dated April 3, 2024
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Conservative (the “Fund”), has approved, certain changes to the Fund that, among other things, will provide it with the flexibility to invest in underlying funds that are not sponsored by the Adviser (the “Repositioning”). The Repositioning will be effective on or about June 7, 2024. At that time, the Fund’s prospectuses will be updated accordingly as follows:
2.
Principal Investment Strategy Change. In connection with the Repositioning, the Fund’s principal investment strategies will change to note that the Fund primarily invests its assets in Janus Henderson underlying funds under normal market conditions, but that it may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser. The Fund’s principal investment strategies will also be updated to reflect that portfolio management will employ a proprietary investment process that combines strategic asset allocation and dynamic asset allocation in managing the Fund.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
The Fund invests in a diversified portfolio of underlying funds and will normally allocate 50%‑65% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, 30%‑50% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, and to the extent alternative investment strategies are available, 0%‑20% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. Because it invests in other funds, the Fund is considered a “fund of funds.”
Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non‑U.S. investments. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes. Normally, the strategic asset allocation process is applied on an annual basis to construct the universe of underlying funds and their weightings. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds. Normally, the dynamic asset allocation process is applied on a quarterly basis.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
3.	Principal Investment Risk Changes. In connection with the Repositioning, the Fund’s principal investment risks will change as follows.
a.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors replace the corresponding risk factors:
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among certain Janus Henderson underlying funds both because the fees payable to it by the Janus Henderson underlying funds differ and because the Adviser is also responsible for managing the Janus Henderson underlying funds. In addition, the Adviser’s authority to allocate investments among the Janus Henderson underlying funds and underlying funds that are not sponsored by the Adviser creates conflicts of interest.
For example, investing in Janus Henderson underlying funds could cause the Fund to incur higher fees and may cause the Adviser to receive greater compensation, increase assets under management, or support particular investment strategies. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon portfolio management’s allocation of assets among the underlying funds and other securities using Janus Henderson’s proprietary strategic asset allocation and dynamic asset allocation methodologies. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.
b.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
Investment Process Risk. No assurance can be given that the Fund’s investment strategy will be successful under all or any market conditions. Although the proprietary strategic asset allocation and dynamic asset allocation methodologies are designed to achieve the Fund’s investment objective, there is no guarantee that they will achieve the desired results, and there is a risk that they may not be successful in identifying how the Fund’s allocations and security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. The risk of loss may be heightened during periods of significant market volatility if these methodologies are not designed to address the specific market conditions present at that time.
c.
Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the corresponding risk factor:

Portfolio Management Risk. Certain of the underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies and/or research process employed for those underlying funds may fail to produce the intended results. Accordingly, such underlying funds may underperform their respective benchmark indexes or other mutual funds with similar investment objectives.
d.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Passive Investment Risk. Certain of the underlying funds are not actively managed and therefore an underlying fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying fund’s specific benchmark index or the selling of shares is otherwise required upon a rebalancing of the specific benchmark index. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying fund’s return to be lower than if it had employed an active strategy.
e.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are removed:
Investment Process Risk
REIT Risk
Commodity-Linked Investments Risk
Please retain this Supplement with your records.

Class A, C, S, I, T, D Shares | Janus Henderson Global Allocation Fund - Moderate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Allocation Fund – Moderate
Supplement dated April 3, 2024
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Moderate (the “Fund”), has approved, certain changes to the Fund that, among other things, will provide it with the flexibility to invest in underlying funds that are not sponsored by the Adviser (the “Repositioning”). The Repositioning will be effective on or about June 7, 2024. At that time, the Fund’s prospectuses will be updated accordingly as follows:
2.
Principal Investment Strategy Change. In connection with the Repositioning, the Fund’s principal investment strategies will change to note that the Fund primarily invests its assets in Janus Henderson underlying funds under normal market conditions, but that it may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser. The Fund’s principal investment strategies will also be updated to reflect that portfolio management will employ a proprietary investment process that combines strategic asset allocation and dynamic asset allocation in managing the Fund.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
The Fund invests in a diversified portfolio of underlying funds and will normally allocate 45%‑65% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 30%‑45% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and to the extent alternative investment strategies are available, 0%‑20% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. Because it invests in other funds, the Fund is considered a “fund of funds.”
Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non‑U.S. investments. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes. Normally, the strategic asset allocation process is applied on an annual basis to construct the universe of underlying funds and their weightings. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds. Normally, the dynamic asset allocation process is applied on a quarterly basis.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
3.	Principal Investment Risk Changes. In connection with the Repositioning, the Fund’s principal investment risks will change as follows.
a.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors replace the corresponding risk factors:
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among certain Janus Henderson underlying funds both because the fees payable to it by the Janus Henderson underlying funds differ and because the Adviser is also responsible for managing the Janus Henderson underlying funds. In addition, the Adviser’s authority to allocate investments among the Janus Henderson underlying funds and underlying funds that are not sponsored by the Adviser creates conflicts of interest. For example, investing in Janus Henderson underlying funds could cause the Fund to incur higher fees and may cause the
Adviser to receive greater compensation, increase assets under management, or support particular investment strategies. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon portfolio management’s allocation of assets among the underlying funds and other securities using Janus Henderson’s proprietary strategic asset allocation and dynamic asset allocation methodologies. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.
b.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
Investment Process Risk. No assurance can be given that the Fund’s investment strategy will be successful under all or any market conditions. Although the proprietary strategic asset allocation and dynamic asset allocation methodologies are designed to achieve the Fund’s investment objective, there is no guarantee that they will achieve the desired results, and there is a risk that they may not be successful in identifying how the Fund’s allocations and security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. The risk of loss may be heightened during periods of significant market volatility if these methodologies are not designed to address the specific market conditions present at that time.
c.
Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the corresponding risk factor:

Portfolio Management Risk. Certain of the underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies and/or research process employed for those underlying funds may fail to produce the intended results. Accordingly, such underlying funds may underperform their respective benchmark indexes or other mutual funds with similar investment objectives.
d.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Passive Investment Risk. Certain of the underlying funds are not actively managed and therefore an underlying fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying fund’s specific benchmark index or the selling of shares is otherwise required upon a rebalancing of the specific benchmark index. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying fund’s return to be lower than if it had employed an active strategy.
e.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are removed:
Investment Process Risk
REIT Risk
Commodity-Linked Investments Risk
Please retain this Supplement with your records.

Class A, C, S, I, T, D Shares | Janus Henderson Global Allocation Fund - Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Global Allocation Fund – Growth
Supplement dated April 3, 2024
to Currently Effective Prospectuses
Janus Henderson Investors US LLC (the “Adviser”) has recommended, and the Board of Trustees (the “Trustees”) of Janus Investment Fund, on behalf of Janus Henderson Global Allocation Fund – Growth (the “Fund”), has approved, certain changes to the Fund that, among other things, will provide it with the flexibility to invest in underlying funds that are not sponsored by the Adviser (the “Repositioning”). The Repositioning will be effective on or about June 7, 2024. At that time, the Fund’s prospectuses will be updated accordingly as follows:
2.
Principal Investment Strategy Change. In connection with the Repositioning, the Fund’s principal investment strategies will change to note that the Fund primarily invests its assets in Janus Henderson underlying funds under normal market conditions, but that it may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser. The Fund’s principal investment strategies will also be updated to reflect that portfolio management will employ a proprietary investment process that combines strategic asset allocation and dynamic asset allocation in managing the Fund.

a.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:
The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
The Fund invests in a diversified portfolio of underlying funds and will normally allocate 70%‑85% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 10%‑25% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and to the extent alternative investment strategies are available, 0%‑20% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. Because it invests in other funds, the Fund is considered a “fund of funds.”
Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non‑U.S. investments. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the company’s revenues are derived from outside of the United States; or (iii) a majority of the company’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes. Normally, the strategic asset allocation process is applied on an annual basis to construct the universe of underlying funds and their weightings. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds. Normally, the dynamic asset allocation process is applied on a quarterly basis.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
3.	Principal Investment Risk Changes. In connection with the Repositioning, the Fund’s principal investment risks will change as follows.
a.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factors replace the corresponding risk factors:
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among certain Janus Henderson underlying funds both because the fees payable to it by the Janus Henderson underlying funds differ and because the Adviser is also responsible for managing the Janus Henderson underlying funds. In addition, the Adviser’s authority to allocate investments among the Janus Henderson underlying funds and underlying funds that are not sponsored by the Adviser creates conflicts of interest. For example, investing in Janus Henderson underlying funds could cause the Fund to incur higher fees and may cause the
Adviser to receive greater compensation, increase assets under management, or support particular investment strategies. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon portfolio management’s allocation of assets among the underlying funds and other securities using Janus Henderson’s proprietary strategic asset allocation and dynamic asset allocation methodologies. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.
b.	Under “Principal Investment Risks – Main Fund-Level Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added:
Investment Process Risk. No assurance can be given that the Fund’s investment strategy will be successful under all or any market conditions. Although the proprietary strategic asset allocation and dynamic asset allocation methodologies are designed to achieve the Fund’s investment objective, there is no guarantee that they will achieve the desired results, and there is a risk that they may not be successful in identifying how the Fund’s allocations and security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. The risk of loss may be heightened during periods of significant market volatility if these methodologies are not designed to address the specific market conditions present at that time.
c.
Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factor replaces the corresponding risk factor:

Portfolio Management Risk. Certain of the underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies and/or research process employed for those underlying funds may fail to produce the intended results. Accordingly, such underlying funds may underperform their respective benchmark indexes or other mutual funds with similar investment objectives.
d.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are added:
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Passive Investment Risk. Certain of the underlying funds are not actively managed and therefore an underlying fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying fund’s specific benchmark index or the selling of shares is otherwise required upon a rebalancing of the specific benchmark index. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying fund’s return to be lower than if it had employed an active strategy.
e.	Under “Principal Investment Risks – Indirect Risks Through Investing in the Underlying Funds” in the Fund Summary section of the Fund’s prospectuses, the following risk factors are removed:
Investment Process Risk
REIT Risk
Commodity-Linked Investments Risk
Please retain this Supplement with your records.